SHARE-BASED PAYMENTS, option activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares
Number of options
Number of options, Outstanding, Beginning balance | shares	11,000,594	11,000,594
Number of options, Granted | shares	4,868,000	4,868,000	0	0
Number of options, Forfeited | shares	(406,273)	(406,273)
Number of options, Exercised | shares	(9,720)	(9,720)				0
Number of options, Outstanding, Ending balance | shares	15,452,601	15,452,601	11,000,594	11,000,594
Number of options, Vested and expected to vest | shares	15,452,601
Number of options, Exercisable | shares	7,427,090	7,427,090
Weighted average exercise price
Weighted average exercise price, Outstanding, Beginning balance	$ 0.87
Weighted average exercise price, Granted	0.05
Weighted average exercise price, Forfeited	1.37
Weighted average exercise price, Exercised	0.05
Weighted average exercise price, Outstanding, Ending balance	0.15		$ 0.87
Weighted average exercise price,Vested and expected	0.15
Weighted average exercise price, Exercisable	0.19
Weightedaverage grantdate fair value
Weightedaverage grantdate fair value, Outstanding, Beginning balance	1.25
Weightedaverage grantdate fair value, Granted	0.36				$ 1.58
Weightedaverage grantdate fair value, Forfeited	1.02
Weightedaverage grantdate fair value, Outstanding, Ending balance	0.68		$ 1.25
Weightedaverage grantdate fair value, Vested and expected	0.68
Weightedaverage grantdate fair value, Exercisable	$ 0.65
Weighted average remaining contractual term and aggregate intrinsic value
Weighted average remaining contractual term, Outstanding, Beginning balance (Years)	7 years 10 months 9 days	7 years 10 months 9 days	7 years 10 months 20 days	7 years 10 months 20 days
Weighted average remaining contractual term, Granted (Years)	9 years 11 months 15 days	9 years 11 months 15 days
Weighted average remaining contractual term, Vested and expected (Years)	7 years 10 months 9 days	7 years 10 months 9 days
Weighted average remaining contractual term, Exercisable (Years)	7 years 5 months 4 days	7 years 5 months 4 days
Aggregate intrinsic value, Outstanding, Beginning balance | $	$ 2,284
Aggregate intrinsic value, Exercised	5	¥ 32		¥ 4,074		¥ 0
Aggregate intrinsic value, Outstanding, Ending balance | $	6,157		$ 2,284
Aggregate intrinsic value, Vested and Expected | $	6,157
Aggregate intrinsic value, Exercisable | $	$ 2,851